Intangible assets, net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible assets, net
Amortization expense	¥ 39,545	¥ 36,555	¥ 54,320